OTHER LONG-TERM LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Noncurrent [Abstract]
Employee post-retirement benefits (Note 24)	$ 503	$ 540
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	us-gaap:OtherLiabilitiesNoncurrent	us-gaap:OtherLiabilitiesNoncurrent
Operating lease obligations (Note 8)	$ 427	$ 476
Long-term contract liabilities (Note 5)	203	226
Fair value of derivative contracts (Note 25)	59	81
Asset retirement obligations	54	62
Guarantees	30	32
Other	199	197
Other long-term liabilities	$ 1,475	$ 1,614